Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Communication Services: 2.3%
156,510	(1)	Gray Television, Inc.	$ 2,961,170	0.8
205,140	(1)	Imax Corp.	3,196,081	0.8
328,145	(1)	Vonage Holdings Corp.	2,940,179	0.7
		9,097,430		2.3

		Consumer Discretionary: 11.5%
99,689		Bloomin Brands, Inc.	1,793,405	0.5
204,871		Callaway Golf Co.	3,478,709	0.9
23,187		Carter's, Inc.	2,120,915	0.5
90,298		Cheesecake Factory	3,217,318	0.8
102,146	(1)	CROCS, Inc.	2,673,161	0.7
135,848		Dana, Inc.	1,953,494	0.5
15,852	(1)	Deckers Outdoor Corp.	2,755,078	0.7
20,840	(1)	Five Below, Inc.	2,020,438	0.5
102,168		Guess?, Inc.	1,655,122	0.4
23,962	(1)	Helen of Troy Ltd.	3,944,145	1.0
22,169		Jack in the Box, Inc.	1,526,557	0.4
129,585		La-Z-Boy, Inc.	3,712,610	0.9
38,588		LCI Industries	3,725,671	0.9
19,099		Lithia Motors, Inc.	2,275,837	0.6
65,397	(1)	Meritage Homes Corp.	4,150,094	1.0
9,369	(1),(2)	RH	1,699,537	0.4
36,055	(2)	Shoe Carnival, Inc.	1,078,405	0.3
41,022		Winnebago Industries	2,128,632	0.5
		45,909,128		11.5

		Consumer Staples: 3.3%
132,574	(1)	BJ's Wholesale Club Holdings, Inc.	2,553,375	0.6
75,618	(2)	Energizer Holdings, Inc.	3,250,818	0.8
296,083	(1)	Hostess Brands, Inc.	3,763,215	1.0
87,507	(1)	Performance Food Group Co.	3,710,297	0.9
		13,277,705		3.3

		Energy: 2.3%
716,957	(1),(2)	Callon Petroleum Co.	1,627,492	0.4
54,579	(1)	Dril-Quip, Inc.	1,944,104	0.5
218,086		Parsley Energy, Inc.	2,922,352	0.7
284,053	(1)	WPX Energy, Inc.	2,650,215	0.7
		9,144,163		2.3

		Financials: 19.0%
77,942		Atlantic Union Bankshares Corp.	2,317,995	0.6
54,803		Axis Capital Holdings Ltd.	3,075,544	0.8
75,837		CenterState Bank Corp.	1,534,183	0.4
64,232		Columbia Banking System, Inc.	2,132,502	0.5
79,429		Enterprise Financial Services Corp.	3,039,748	0.8
103,997		Essent Group Ltd.	4,538,429	1.1
52,522		Evercore, Inc.	3,499,016	0.9
50,304		First American Financial Corp.	2,872,358	0.7
408,657		First BanCorp. Puerto Rico	3,244,737	0.8
117,486		First Financial Bancorp.	2,420,212	0.6
111,666		Hancock Whitney Corp.	3,740,811	0.9
155,094		Heritage Insurance Holdings, Inc.	1,730,849	0.4
31,432		Independent Bank Group, Inc.	1,454,987	0.4
22,673		Kemper Corp.	1,560,809	0.4
79,774		Lakeland Financial Corp.	3,260,363	0.8
203,969		OFG Bancorp	3,414,441	0.9
39,112		Pinnacle Financial Partners, Inc.	2,058,856	0.5
36,855		Piper Sandler Cos	2,582,798	0.6
158,302		Radian Group, Inc.	3,362,335	0.8
152,385		Redwood Trust, Inc.	2,602,736	0.7
67,473		Selective Insurance Group	3,763,644	0.9
17,540		Signature Bank	2,194,254	0.6
171,128		Sterling Bancorp	2,837,302	0.7
66,567		Stifel Financial Corp.	3,623,908	0.9
56,436		Western Alliance Bancorp.	2,598,313	0.7
53,813		Wintrust Financial Corp.	2,874,152	0.7
105,326		WSFS Financial Corp.	3,629,534	0.9
		75,964,816		19.0

		Health Care: 14.6%
70,079	(1),(2)	Aerie Pharmaceuticals, Inc.	1,226,382	0.3
28,966	(1)	Amedisys, Inc.	5,040,374	1.3
141,505	(1)	Amicus Therapeutics, Inc.	1,350,665	0.3
62,140	(1)	Amphastar Pharmaceuticals, Inc.	956,334	0.2
36,439	(1)	Arena Pharmaceuticals, Inc.	1,625,179	0.4
41,394	(1)	Arrowhead Pharmaceuticals, Inc.	1,463,692	0.4
30,396	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,342,287	0.3
22,848	(1)	Blueprint Medicines Corp.	1,236,762	0.3
35,481		Conmed Corp.	3,357,922	0.8
18,779	(1)	Emergent Biosolutions, Inc.	1,101,952	0.3
42,918		Encompass Health Corp.	3,211,983	0.8
47,309	(1)	Epizyme, Inc.	1,013,832	0.2
37,635	(1)	FibroGen, Inc.	1,573,143	0.4
13,008	(1)	Global Blood Therapeutics, Inc.	831,992	0.2
36,492		Hill-Rom Holdings, Inc.	3,505,057	0.9
146,572	(1)	HMS Holdings Corp.	3,366,759	0.8
72,651	(1)	Immunomedics, Inc.	1,162,416	0.3
42,424	(1)	Insmed, Inc.	1,056,358	0.3
63,870	(1)	Iovance Biotherapeutics, Inc.	2,101,962	0.5
50,468	(1)	Magellan Health, Inc.	3,028,585	0.8
58,901	(1)	Merit Medical Systems, Inc.	2,121,025	0.5
103,303		Patterson Cos., Inc.	2,457,578	0.6
26,757	(1)	PTC Therapeutics, Inc.	1,467,354	0.4
7,307	(1)	Reata Pharmaceuticals, Inc.	1,423,038	0.4
49,318	(1)	Repligen Corp.	4,221,621	1.1
118,803	(1)	Select Medical Holdings Corp.	2,844,144	0.7

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
70,692	(1)	Syneos Health, Inc.	$ 4,478,338	1.1
		58,566,734		14.6

		Industrials: 20.1%
164,359	(1)	Air Transport Services Group, Inc.	2,942,026	0.7
33,109		Alamo Group, Inc.	3,667,484	0.9
67,422		Altra Industrial Motion Corp.	2,030,751	0.5
67,640	(1)	Casella Waste Systems, Inc.	3,277,158	0.8
41,401		Crane Co.	2,813,198	0.7
25,133		Curtiss-Wright Corp.	3,014,452	0.7
98,093		Deluxe Corp.	3,266,497	0.8
56,028		EMCOR Group, Inc.	4,309,674	1.1
38,870	(1)	FTI Consulting, Inc.	4,376,373	1.1
32,790	(1)	Generac Holdings, Inc.	3,377,042	0.8
16,000	(1)	HUB Group, Inc.	733,579	0.2
70,009	(1)	Huron Consulting Group, Inc.	4,154,334	1.0
43,008		ICF International, Inc.	3,267,748	0.8
77,104		Matthews International Corp.	2,279,194	0.6
44,103		Regal Beloit Corp.	3,424,157	0.9
39,085	(1)	Saia, Inc.	3,412,511	0.8
86,862	(1)	SP Plus Corp.	3,171,332	0.8
44,461		Tetra Tech, Inc.	3,595,561	0.9
40,105	(1)	Trex Co., Inc.	3,836,043	1.0
74,497		Universal Forest Products, Inc.	3,490,929	0.9
74,993		US Ecology, Inc.	3,154,205	0.8
38,060		Watts Water Technologies, Inc.	3,574,215	0.9
264,704	(1)	Welbilt, Inc.	3,499,387	0.9
57,956		Werner Enterprises, Inc.	1,947,322	0.5
38,377		Woodward, Inc.	3,960,506	1.0
		80,575,678		20.1

		Information Technology: 14.0%
14,937	(1)	CACI International, Inc.	3,659,864	0.9
49,314	(1)	Cardtronics plc	1,788,619	0.4
48,573	(1)	Commvault Systems, Inc.	2,025,494	0.5
70,049	(1)	Cornerstone OnDemand, Inc.	2,874,110	0.7
79,973		CSG Systems International, Inc.	3,538,805	0.9
42,080	(1)	Envestnet, Inc.	3,176,198	0.8
229,072	(1)	Harmonic, Inc.	1,406,502	0.4
32,450	(1)	Inphi Corp.	2,422,717	0.6
43,765		j2 Global, Inc.	3,821,997	1.0
79,090	(1)	LiveRamp Holdings, Inc.	2,802,950	0.7
46,372	(1)	Lumentum Holdings, Inc.	3,608,669	0.9
21,782		Mantech International Corp.	1,631,472	0.4
130,131	(1)	Onto Innovation, Inc.	3,978,105	1.0
54,713	(1)	Plexus Corp.	3,630,208	0.9
46,152	(1)	Silicon Laboratories, Inc.	4,092,759	1.0
12,821		SYNNEX Corp.	1,603,010	0.4
75,333	(1)	Verint Systems, Inc.	4,134,275	1.0
124,918	(1)	Verra Mobility Corp.	1,891,883	0.5
288,033	(1)	Viavi Solutions, Inc.	3,799,155	1.0
		55,886,792		14.0

		Materials: 2.5%
56,205		Carpenter Technology Corp.	2,065,534	0.5
69,487		Commercial Metals Co.	1,268,833	0.3
60,236		Minerals Technologies, Inc.	2,702,789	0.7
58,750		PolyOne Corp.	1,454,650	0.4
51,418		Sensient Technologies Corp.	2,528,737	0.6
		10,020,543		2.5

		Real Estate: 7.6%
116,763		Americold Realty Trust	3,581,121	0.9
142,716		Columbia Property Trust, Inc.	2,691,624	0.7
87,962		Cousins Properties, Inc.	3,139,364	0.8
127,865		Easterly Government Properties, Inc.	3,039,351	0.8
22,671		EastGroup Properties, Inc.	2,850,425	0.7
96,236		Hudson Pacific Properties, Inc.	3,106,498	0.8
135,535		Physicians Realty Trust	2,556,190	0.6
66,315		QTS Realty Trust, Inc.	3,724,913	0.9
22,034		Ryman Hospitality Properties	1,531,583	0.4
144,265		STAG Industrial, Inc.	4,036,535	1.0
		30,257,604		7.6

		Utilities: 2.7%
44,509		Black Hills Corp.	3,213,550	0.8
15,938		Idacorp, Inc.	1,540,248	0.4
38,709		NorthWestern Corp.	2,722,791	0.7
62,950		Portland General Electric Co.	3,425,110	0.8
		10,901,699		2.7

	Total Common Stock
	(Cost $444,318,618)	399,602,292		99.9

EXCHANGE-TRADED FUNDS: 0.2%
7,252	(2)	iShares Russell 2000 ETF	1,061,185	0.2

	Total Exchange-Traded Funds
	(Cost $1,213,467)	1,061,185		0.2

	Total Long-Term Investments
	(Cost $445,532,085)	400,663,477		100.1

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 2.6%
2,187,193	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 02/28/20, 1.62%, due 03/02/20 (Repurchase Amount $2,187,484, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,230,937, due 04/30/20-01/20/70)	$ 2,187,193	0.6
2,023,170	(3)	Citadel Securities LLC, Repurchase Agreement dated 02/28/20, 1.67%, due 03/02/20 (Repurchase Amount $2,023,448, collateralized by various U.S. Government Securities, 0.000%-7.125%, Market Value plus accrued interest $2,085,485, due 02/29/20-09/09/49)	2,023,170	0.5
740,179	(3)	Daiwa Capital Markets, Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $740,277, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $754,983, due 03/27/20-03/01/52)	740,179	0.2
1,324,373	(3)	Millennium Fixed Income Ltd., Repurchase Agreement dated 02/28/20, 1.74%, due 03/02/20 (Repurchase Amount $1,324,562, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $1,350,861, due 04/15/20)	1,324,373	0.3
2,421,584	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $2,421,904, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,470,016, due 04/01/34-02/20/50)	2,421,584	0.6
1,707,227	(3)	Ronin Capital LLC, Repurchase Agreement dated 02/28/20, 1.65%, due 03/02/20 (Repurchase Amount $1,707,459, collateralized by various U.S. Government Securities, 1.375%-5.000%, Market Value plus accrued interest $1,741,372, due 02/15/23-11/15/49)	1,707,227	0.4

	Total Repurchase Agreements
	(Cost $10,403,726)	10,403,726		2.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
3,062,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.460%
		(Cost $3,062,000)	3,062,000	0.8

	Total Short-Term Investments
	(Cost $13,465,726)	13,465,726		3.4

	Total Investments in Securities (Cost $458,997,811)	$ 414,129,203		103.5
	Liabilities in Excess of Other Assets	(14,113,844)		(3.5)
	Net Assets	$ 400,015,359		100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 29, 2020.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 399,602,292	$ –	$ –	$ 399,602,292
Exchange-Traded Funds	1,061,185	–	–	1,061,185
Short-Term Investments	3,062,000	10,403,726	–	13,465,726
Total Investments, at fair value	$ 403,725,477	$ 10,403,726	$ –	$ 414,129,203

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $460,298,700.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 15,028,476
Gross Unrealized Depreciation	(61,197,973)
Net Unrealized Depreciation	$ (46,169,497)